Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as
o
f December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Cash and cash equivalents (except for cash on hand)	￦	2,437,629	￦	2,869,285
Trade and other receivables
Financial assets at amortized costs		7,459,994		8,458,259
Financial assets at fair value through other comprehensive income		129,124		116,198
Contract assets		802,253		832,520
Other financial assets
Derivatives financial assets for hedging		190,830		159,211
Financial assets at fair value through profit or loss		942,274		880,549
Financial assets at fair value through other comprehensive income		5,432		5,913
Financial assets at amortized costs		1,060,058		1,385,921

Total	￦	13,027,594	￦	14,707,856

Summary of Expected Credit Losses Reflect Forward-Looking Information
The expected credit losses reflect forward-looking information. Provision for impairment as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate		5.57%		25.84%		67.16%		—
Total carrying amounts	￦	3,443,163	￦	49,491	￦	207,396	￦	3,700,050
Provision for impairment	￦	(191,668)	￦	(12,789)	￦	(139,281)	￦	(343,738)

	December 31, 2023
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate		5.43%		21.72%		54.55%		—
Total carrying amounts	￦	3,466,588	￦	68,772	￦	235,129	￦	3,770,489
Provision for impairment	￦	(188,086)	￦	(14,940)	￦	(128,264)	￦	(331,290)

Summary of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs
1)	Details of financial assets at fair value through profit or loss as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Equity Instruments (Listed)	￦	26,647	￦	13,911
Equity Instruments (Unlisted)		72,517		42,185
Debt securities		942,274		880,549
Derivatives held for trading 1		23,418		3,016

Total		1,064,856		939,661
Less: non-current		(609,887)		(782,143)

Current	￦	454,969	￦	157,518

1	According to a derivative arrangement with LS Marine Solution Co., Ltd. (formerly KT Submarine Co., Ltd.), derivative assets amounting to ￦ 1,015 million is included as of December 31, 2023. (Note 19).

Summary of Impairment of Trade Receivable	Impairment of trade receivable for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Impairment loss Bad debt expenses	￦	64,522	￦	69,972

Summary of Contractual Undiscounted Cash Flows	These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2022
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,386,703	￦	1,009,559	￦	86,848	￦	8,483,110
Borrowings (including debentures)		2,028,207		6,972,077		2,016,472		11,016,756
Lease liabilities		313,162		615,766		407,833		1,336,761
Other non-derivative financial liabilities		33,279		209,155		93,744		336,178
Financial guarantee contracts 1		21,618		—		4,588		26,206

Total	￦	9,782,969	￦	8,806,557	￦	2,609,485	￦	21,199,011

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2023
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	8,184,036	￦	730,340	￦	8,040	￦	8,922,416
Borrowings (including debentures)		2,922,557		6,027,323		1,743,842		10,693,722
Lease liabilities		313,431		617,561		409,174		1,340,166
Other non-derivative financial liabilities		372,743		747,221		10,073		1,130,037
Financial guarantee contracts 1		13,719		103,000		—		116,719

Total	￦	11,806,486	￦	8,225,445	￦	2,171,129	￦	22,203,060

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow
At the end of the reporting period, the cash outflows and inflows by maturity of the Group’s derivatives held for trading and gross-settled derivatives are as follows:

	December 31, 2021
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	158,284	￦	—	￦	158,284
Derivatives settled gross 2
Outflows	￦	843,489	￦	1,857,942	￦	377,302	￦	3,078,733
Inflows		856,508		1,917,236		394,134		3,167,878

	December 31, 2022
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	101,994	￦	930	￦	102,924
Derivatives settled gross 2
Outflows	￦	472,005	￦	2,493,858	￦	28,786	￦	2,994,649
Inflows		550,478		2,670,002		37,873		3,258,353

	December 31, 2023
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	133,293	￦	—	￦	133,293
Inflows		—		—		1,015		1,015
Derivatives settled gross 2
Outflows	￦	741,140	￦	1,227,166	￦	8,126	￦	1,976,432
Inflows		614,066		2,198,958		36,344		2,849,368

1
During the year ended December 31, 2023, derivative liabilities held-for-trading are classified under the ‘more than one year to less than five years’ category as they are relevant to the fair value of derivatives liabilities related to shareholder-to-share contracts (Note 19).

As these derivatives held-for-trading are managed based on net fair value, their contractual maturities are not necessarily taking into consideration to understand the timing of cash flows.

2	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the consolidated statement of financial position.

Summary of Debt-to-equity Ratios
The debt-to-equity ratios as
o
f December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Total liabilities	￦	22,577,114	￦	24,249,073
Total equity		18,412,696		18,542,575
Debt-to-equity ratio		123%		131%
The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.
The gearing ratios as
of
December 31, 2022 and 2023, are as follows:

(in millions of Korean won, %)	December 31, 2022		December 31, 2023
Total borrowings	￦	10,006,685	￦	10,218,165
Less: cash and cash equivalents		(2,449,062)		(2,879,554)

Net debt		7,557,623		7,338,611
Total equity		18,412,696		18,542,575
Total capital		25,970,319		25,881,186
Gearing ratio		29%		28%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements

1)	Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(in millions of Korean won)	December 31, 2022
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	60,512	￦	—	￦	60,512	￦	(44,518)	￦	—	￦	15,994
Other financial assets		764		(764)		—		—		—		—

Total	￦	61,276	￦	(764)	￦	65,012	￦	(44,518)	￦	—	￦	15,994

(in millions of Korean won)	December 31, 2023
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	78,415	￦	(1,407)	￦	77,008	￦	(59,148)	￦	—	￦	17,860
Other financial assets		759		(757)		2		(2)		—		—

Total	￦	79,174	￦	(2,164)	￦	77,010	￦	(59,150)	￦	—	￦	17,860

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements

2)	The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(in millions of Korean won)	December 31, 2022
	Gross liabilities		Gross assets offset	Net amounts presented in the statement of financial position		Amounts not offset			Net amount
						Financial instruments	Cash collateral
Trade payables	￦	47,271	￦ (764)	￦	46,507	￦ (44,518)	￦	—	￦	1,989

(in millions of Korean won)	December 31, 2023
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	59,602	￦	(757)	￦	58,845	￦	(56,196)	￦	—	￦	2,649
Other financial assets		4,362		(1,407)		2,955		(2,955)		—		—

Total	￦	63,964	￦	(2,164)	￦	61,800	￦	(59,151)	￦	—	￦	2,649

Trade receivables [member]
Statement [LineItems]
Summary of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs
Details of changes in provisions for impairment of trade receivables the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Beginning balance	￦	349,725	￦	343,738
Provision		64,522		69,972
Written-off		(68,298)		(80,126)
Others		(2,211)		(2,294)

Ending balance	￦	343,738	￦	331,290

Other Financial Assets At Amortized Cost [Member]
Statement [LineItems]
Summary of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs
Details of changes in provisions for impairment of other financial assets at amortized costs for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
Beginning balance	￦	201,387	￦	218,543
Provision		65,941		114,501
Written-off		(51,383)		(150,014)
Reversal		(850)		(14,941)
Others		3,448		15,547

Ending balance	￦	218,543	￦	183,636

Currency risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As
o
f December 31, 2021, 2022 and 2023, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(in millions of Korean won)	Fluctuation of foreign exchange rate	Impact on profit before income tax 1		Impact on equity
2021.12.31	10%	￦	(3,433)	￦	8,692
	-10%		3,433		(8,692)
2022.12.31	10%	￦	(5,841)	￦	(15,836)
	-10%		5,841		15,836
2023.12.31	10%	￦	(10,313)	￦	(18,460)
	-10%		10,313		18,460

Summary of Details of Financial Assets and Liabilities in Foreign Currencies
Details of financial assets and liabilities in foreign currencies as at December 31, 2021, 2022 and 2023, are as follows:

(In thousands of foreign currencies)	2021		2022		2023
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	245,759	2,302,642	106,426	2,336,607	139,807	2,271,673
SDR 1	255	722	255	722	254	722
JPY	29,227	30,000,763	32,801	400,002	17,496	400,002
GBP	—	1,005	30	83	—	—
EUR	3,943	10,801	185	7,832	304	7,810
RWF 2	586	—	15,521	13,025	402	—
THB 3	2,160	—	265	—	244	—
TZS 4	1,644	—	1,464	—	21,958	—
BWP 5	93	—	183	—	680	—
HKD 6	—	105	37	—	—	—
VND 7	257,895	—	280,226	—	380,629	—
SGD 8	13	284,000	448	284,000	1,375	—
TWD 9	—	226	—	—	1,685	—
CHF 10	—	161	—	—	—	25
MYR 11	—	—	1	—	—	—
BGN 12	—	—	62	—	—	—
PKR 13	—	—	—	—	114,025	—

1	Special Drawing Rights.
2	Rwanda Franc.
3	Thailand Bhat.
4	Tanzanian Shilling.
5	Botswana Pula.
6	Hong Kong Dollar.
7	Vietnam Dong.
8	Singapore Dollar.
9	Taiwan Dollar.
10	Swiss Franc.
11	Ringgit Malaysia.
12	Bulgarian Lev.
13	Pakistani rupee

Equity price risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As of December 31, 2021, 2022 and 2023, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and equity would have been as follows:

(in millions of Korean won)	Fluctuation of price	Impact on profit before income tax		Impact on equity
2021.12.31	10%	￦	2,000	￦	4,588
	- 10%		(2,000)		(4,588)
2022.12.31	10%	￦	2,660	￦	113,948
	-10%		(2,660)		(113,948)
2023.12.31	10%	￦	1,473	￦	121,423
	-10%		(1,473)		(121,423)

Interest rate risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As
o
f December 31, 2021, 2022 and 2023, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(in millions of Korean won)	Fluctuation of interest rate	Impact on profit before income tax		Impact on equity
2021.12.31	+ 100 bp	￦	753	￦	5,549
	- 100 bp		(731)		(5,675)
2022.12.31	+ 100 bp	￦	635	￦	(2,045)
	- 100 bp		(669)		2,100
2023.12.31	+ 100 bp	￦	(2,693)	￦	(4,718)
	- 100 bp		2,696		5,037